Expenses by Nature - Schedule of Staff Costs (Details) - Staff Cost [Member]	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Staff Costs [Line Items]
Total staff costs	RM 2,210,065	$ 494,477	RM 812,322	RM 424,109
Director fee [Member]
Schedule of Staff Costs [Line Items]
Total staff costs	1,000,000	223,739	120,000	120,000
Salaries and wages [Member]
Schedule of Staff Costs [Line Items]
Total staff costs	1,085,888	242,955	600,833	265,411
Contributions to social security contribution plan [Member]
Schedule of Staff Costs [Line Items]
Total staff costs	105,351	23,571	75,013	38,211
Welfare expenses [Member]
Schedule of Staff Costs [Line Items]
Total staff costs	RM 18,826	$ 4,212	RM 16,476	RM 487